Mezzanine Equity, Series E Preferred Shares (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 06, 2023 $ / shares shares	Sep. 08, 2021 USD ($) shares	Feb. 17, 2020 USD ($) shares	Jun. 30, 2019	Mar. 29, 2019 $ / shares shares	Dec. 31, 2023 USD ($) Price shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Mar. 29, 2020
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)							7,200,000	2,188
Adjustments to additional paid in capital, beneficial conversion feature of convertible preferred stock | $								$ 900
Shares redeemed (in shares)						2,191,121	1,349,252
Preferred stock, shares outstanding (in shares)						3,659,627	5,864,200	13,452	11,264
Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)						0	0
Issue price per share (in dollars per share) | $ / shares					$ 1,000
Number of prices used to calculate conversion price | Price						4
Conversion price (in dollars per share) | $ / shares	$ 4.59				$ 120,000
Percentage of lowest daily VWAP used to determine conversion price	80.00%				80.00%
Threshold consecutive trading days	20 days					20 days
Number of common shares that can be voted for each preferred share (in shares)					1,000
Liquidation preference (in dollars per share) | $ / shares					$ 1,000
Redemption premium as a percentage of Liquidation Amount						20.00%				15.00%
Dividend rate				15.00%
Interest rate on accrued but unpaid dividends				15.00%	15.00%					20.00%
Adjustments to additional paid in capital, beneficial conversion feature of convertible preferred stock | $								$ 900
Shares redeemed (in shares)						0	0	0
Adjustment to redemption value | $								$ 437
Dividends declared | $						$ 1,001	$ 2,046	$ 1,883
Preferred stock, shares outstanding (in shares)	13,452					0	13,452
Common shares that would be issued upon conversion (in shares)	2,930,718
Series E Preferred Shares [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares					$ 0.6
Related Party [Member] | Family Trading Inc. [Member] | Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)		2,188	16,004		27,129
Issue price per share (in dollars per share) | $ / shares					$ 1,000
Outstanding consideration settled with issuance of preferred shares | $			$ 14,350
Dividends settled with issuance of preferred shares | $			1,621
Accrued interest on unpaid dividends settled with issuance of preferred shares | $			$ 32
Issuance of preferred shares | $		$ 2,188
Dividends declared | $						$ 1,001	$ 2,046
Preferred stock, shares outstanding (in shares)	13,452